Quarterly Financial Data (Unaudited) Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Statement [Abstract]
Inventory Valuation Reserves	$ 171	$ 456
Impairment losses	$ 339	$ 370	$ 689